FINANCIAL RISK MANAGEMENT - CREDIT RISK - LOSS PROVISION FOR TRADE RECEIVABLES (Details) - CNY (¥)		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018
Disclosure of loss provision for financial assets [line items]
At beginning of period	¥ 13,325,000	¥ 13,325,000
At end of period	18,852,000	10,590,000
Trade receivables [member]
Disclosure of loss provision for financial assets [line items]
At beginning of period	6,203,000	6,203,000
Amount restated through opening retained earnings	66,907,000
Receivables written off during the year as uncollectible		(6,000)
Reversal of impairment loss provision		(5,689,000)
At end of period		¥ 61,212,000
Effect of overlay approach reclassification [member] | Trade receivables [member]
Disclosure of loss provision for financial assets [line items]
At end of period	¥ 66,907,000